AMOUNT DUE FROM RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Amount Due From Related Parties
AMOUNT DUE FROM RELATED PARTIES

8. AMOUNT DUE FROM RELATED PARTIES

As of March 31, 2025, the Company has an outstanding amount due from a number of related companies with common director and shareholder in aggregate amounted $5,244 pertaining to miscellaneous expenses made by these related parties on behalf of the Company.

Aforementioned amount is unsecured, non-interest bearing and payable on demand.

9. AMOUNT DUE FROM/TO RELATED PARTIES

As of December 31, 2024, the Company has an outstanding amount due from a number of related companies with common director and shareholder in aggregate amounted $3,809 pertaining to miscellaneous expenses made by these related parties on behalf of the Company.

As of December 31, 2023, the Company has an outstanding amount due to a number of related companies with common director and shareholder pertaining to miscellaneous expenses made by these related parties on behalf in aggregate amounted $1,000.

Aforementioned amount is unsecured, non-interest bearing and payable on demand.